Other expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration [abstract]
Research and development expenditures	$ 254.0	$ 300.0	$ 315.0
Disclosure of operating segments [line items]
Total	11.7	10.3	8.1
KPMG [Member]
Disclosure of operating segments [line items]
Audit fee		2.8	7.1
Audit related fee		1.2	1.0
Tax fee		0.0	0.0
Other service fee		0.0	0.0
Ernst and Young [Member]
Disclosure of operating segments [line items]
Audit fee	10.7	4.7
Audit related fee	1.0	0.5
Tax fee	0.0	0.2
Other service fee	0.0	0.9
Statoil operated licences [Member]
Disclosure of operating segments [line items]
The audit fees and audit related fees	$ 0.5	$ 0.5	$ 0.9